Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following tables present derivative instruments included on the Consolidated Balance Sheet in derivative assets and liabilities at December 31, 2014 and 2013. Balances are presented on a gross basis, prior to the application of counterparty and cash collateral netting. Total derivative assets and liabilities are adjusted on an aggregate basis to take into consideration the effects of legally enforceable master netting agreements and have been reduced by the cash collateral received or paid.

		December 31, 2014
		Gross Derivative Assets			Gross Derivative Liabilities
(Dollars in billions)	Contract/ Notional (1)	Trading and Other Risk Management Derivatives	Qualifying Accounting Hedges	Total	Trading and Other Risk Management Derivatives	Qualifying Accounting Hedges	Total
Interest rate contracts
Swaps	$29,445.4	$658.5	$8.5	$667.0	$658.2	$0.5	$658.7
Futures and forwards	10,159.4	1.7	—	1.7	2.0	—	2.0
Written options	1,725.2	—	—	—	85.4	—	85.4
Purchased options	1,739.8	85.6	—	85.6	—	—	—
Foreign exchange contracts
Swaps	2,159.1	51.5	0.8	52.3	54.6	1.9	56.5
Spot, futures and forwards	4,226.4	68.9	1.5	70.4	72.4	0.2	72.6
Written options	600.7	—	—	—	16.0	—	16.0
Purchased options	584.6	15.1	—	15.1	—	—	—
Equity contracts
Swaps	193.7	3.2	—	3.2	4.0	—	4.0
Futures and forwards	69.5	2.1	—	2.1	1.8	—	1.8
Written options	341.0	—	—	—	26.0	—	26.0
Purchased options	318.4	27.9	—	27.9	—	—	—
Commodity contracts
Swaps	74.3	5.8	—	5.8	8.5	—	8.5
Futures and forwards	376.5	4.5	—	4.5	1.8	—	1.8
Written options	129.5	—	—	—	11.5	—	11.5
Purchased options	141.3	10.7	—	10.7	—	—	—
Credit derivatives
Purchased credit derivatives:
Credit default swaps	1,094.8	13.3	—	13.3	23.4	—	23.4
Total return swaps/other	44.3	0.2	—	0.2	1.4	—	1.4
Written credit derivatives:
Credit default swaps	1,073.1	24.5	—	24.5	11.9	—	11.9
Total return swaps/other	61.0	0.5	—	0.5	0.3	—	0.3
Gross derivative assets/liabilities		$974.0	$10.8	$984.8	$979.2	$2.6	$981.8
Less: Legally enforceable master netting agreements				(884.8)			(884.8)
Less: Cash collateral received/paid				(47.3)			(50.1)
Total derivative assets/liabilities				$52.7			$46.9

(1)	Represents the total contract/notional amount of derivative assets and liabilities outstanding.

		December 31, 2013
		Gross Derivative Assets			Gross Derivative Liabilities
(Dollars in billions)	Contract/ Notional (1)	Trading and Other Risk Management Derivatives	Qualifying Accounting Hedges	Total	Trading and Other Risk Management Derivatives	Qualifying Accounting Hedges	Total
Interest rate contracts
Swaps	$33,272.0	$659.9	$7.5	$667.4	$658.4	$0.9	$659.3
Futures and forwards	8,217.6	1.6	—	1.6	1.5	—	1.5
Written options	2,065.4	—	—	—	64.4	—	64.4
Purchased options	2,028.3	65.4	—	65.4	—	—	—
Foreign exchange contracts
Swaps	2,284.1	43.1	1.0	44.1	42.7	1.0	43.7
Spot, futures and forwards	2,922.5	32.5	0.7	33.2	33.5	1.1	34.6
Written options	412.4	—	—	—	9.2	—	9.2
Purchased options	392.4	8.8	—	8.8	—	—	—
Equity contracts
Swaps	162.0	3.6	—	3.6	4.2	—	4.2
Futures and forwards	71.4	1.1	—	1.1	1.4	—	1.4
Written options	315.6	—	—	—	29.6	—	29.6
Purchased options	266.7	30.4	—	30.4	—	—	—
Commodity contracts
Swaps	73.1	3.8	—	3.8	5.7	—	5.7
Futures and forwards	454.4	4.7	—	4.7	2.5	—	2.5
Written options	157.3	—	—	—	5.0	—	5.0
Purchased options	164.0	5.2	—	5.2	—	—	—
Credit derivatives
Purchased credit derivatives:
Credit default swaps	1,305.1	15.7	—	15.7	28.1	—	28.1
Total return swaps/other	38.1	2.0	—	2.0	3.2	—	3.2
Written credit derivatives:
Credit default swaps	1,265.4	29.3	—	29.3	13.8	—	13.8
Total return swaps/other	63.4	4.0	—	4.0	0.2	—	0.2
Gross derivative assets/liabilities		$911.1	$9.2	$920.3	$903.4	$3.0	$906.4
Less: Legally enforceable master netting agreements				(825.5)			(825.5)
Less: Cash collateral received/paid				(47.3)			(43.5)
Total derivative assets/liabilities				$47.5			$37.4

(1)	Represents the total contract/notional amount of derivative assets and liabilities outstanding.

Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below summarizes information related to fair value hedges for 2014, 2013 and 2012, including hedges of interest rate risk on long-term debt that were acquired as part of a business combination and redesignated. At redesignation, the fair value of the derivatives was positive. As the derivatives mature, the fair value will approach zero. As a result, ineffectiveness will occur and the fair value changes in the derivatives and the long-term debt being hedged may be directionally the same in certain scenarios. Based on a regression analysis, the derivatives continue to be highly effective at offsetting changes in the fair value of the long-term debt attributable to interest rate risk.

Derivatives Designated as Fair Value Hedges

Gains (Losses)	2014
(Dollars in millions)	Derivative	Hedged Item	Hedge Ineffectiveness
Interest rate risk on long-term debt (1)	$2,144	$(2,935)	$(791)
Interest rate and foreign currency risk on long-term debt (1)	(2,212)	2,120	(92)
Interest rate risk on available-for-sale securities (2)	(35)	3	(32)
Price risk on commodity inventory (3)	21	(15)	6
Total	$(82)	$(827)	$(909)

	2013
Interest rate risk on long-term debt (1)	$(4,704)	$3,925	$(779)
Interest rate and foreign currency risk on long-term debt (1)	(1,291)	1,085	(206)
Interest rate risk on available-for-sale securities (2)	839	(840)	(1)
Price risk on commodity inventory (3)	(13)	11	(2)
Total	$(5,169)	$4,181	$(988)

	2012
Interest rate risk on long-term debt (1)	$(195)	$(770)	$(965)
Interest rate and foreign currency risk on long-term debt (1)	(1,482)	1,225	(257)
Interest rate risk on available-for-sale securities (2)	(4)	91	87
Price risk on commodity inventory (3)	(6)	6	—
Total	$(1,687)	$552	$(1,135)

(1)	Amounts are recorded in interest expense on long-term debt and in other income (loss).

(2)	Amounts are recorded in interest income on debt securities.

(3)	Amounts relating to commodity inventory are recorded in trading account profits.

Cash Flow and Net Investment Hedges
The table below summarizes certain information related to cash flow hedges and net investment hedges for 2014, 2013 and 2012. Of the $1.7 billion net loss (after-tax) on derivatives in accumulated other comprehensive income (OCI) for 2014, $803 million ($502 million after-tax) is expected to be reclassified into earnings in the next 12 months. These net losses reclassified into earnings are expected to primarily reduce net interest income related to the respective hedged items. Amounts related to price risk on restricted stock awards reclassified from accumulated OCI are recorded in personnel expense.

Derivatives Designated as Cash Flow and Net Investment Hedges

	2014
(Dollars in millions, amounts pretax)	Gains (Losses) Recognized in Accumulated OCI on Derivatives	Gains (Losses) in Income Reclassified from Accumulated OCI	Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing (1)
Cash flow hedges
Interest rate risk on variable-rate portfolios	$68	$(1,119)	$(4)
Price risk on restricted stock awards	127	359	—
Total	$195	$(760)	$(4)
Net investment hedges
Foreign exchange risk	$3,021	$21	$(503)

	2013
Cash flow hedges
Interest rate risk on variable-rate portfolios	$(321)	$(1,102)	$—
Price risk on restricted stock awards	477	329	—
Total	$156	$(773)	$—
Net investment hedges
Foreign exchange risk	$1,024	$(355)	$(134)

	2012
Cash flow hedges
Interest rate risk on variable-rate portfolios	$10	$(957)	$—
Price risk on restricted stock awards	420	(78)	—
Total	$430	$(1,035)	$—
Net investment hedges
Foreign exchange risk	$(771)	$(26)	$(269)

(1)	Amounts related to derivatives designated as cash flow hedges represent hedge ineffectiveness and amounts related to net investment hedges represent amounts excluded from effectiveness testing.

Other Risk Management Derivatives
The table below presents gains (losses) on these derivatives for 2014, 2013 and 2012. These gains (losses) are largely offset by the income or expense that is recorded on the hedged item. The change in the impact of interest rate and foreign currency risk on ALM activities was primarily driven by decreasing interest rates and foreign currency weakening against the U.S. Dollar throughout 2014 compared to strengthening during 2013.

Other Risk Management Derivatives

Gains (Losses)

(Dollars in millions)	2014	2013	2012
Interest rate risk on mortgage banking income (1)	$1,017	$(619)	$1,324
Credit risk on loans (2)	16	(47)	(95)
Interest rate and foreign currency risk on ALM activities (3)	(3,683)	2,501	424
Price risk on restricted stock awards (4)	600	865	1,008
Other	(9)	(19)	58

(1)
Net gains (losses) on these derivatives are recorded in mortgage banking income as they are used to mitigate the interest rate risk related to MSRs, interest rate lock commitments and mortgage loans held-for-sale, all of which are measured at fair value with changes in fair value recorded in mortgage banking income. The net gains on interest rate lock commitments related to the origination of mortgage loans that are held-for-sale, which are not included in the table but are considered derivative instruments, were $776 million, $927 million and $3.0 billion for 2014, 2013 and 2012, respectively.

(2)	Net gains (losses) on these derivatives are recorded in other income (loss).

(3)
Primarily related to hedges of debt securities carried at fair value and hedges of foreign currency-denominated debt. Gains (losses) on these derivatives and the related hedged items are recorded in other income (loss).

(4)	Gains (losses) on these derivatives are recorded in personnel expense.

Schedule of Derivative Instruments Included in Trading Activities
The table below, which includes both derivatives and non-derivative cash instruments, identifies the amounts in the respective income statement line items attributable to the Corporation’s sales and trading revenue in Global Markets, categorized by primary risk, for 2014, 2013 and 2012. The difference between total trading account profits in the table below and in the Consolidated Statement of Income represents trading activities in business segments other than Global Markets. This table includes debit valuation adjustment (DVA) gains (losses), net of hedges, and funding valuation adjustment (FVA) losses. Global Markets results in Note 24 – Business Segment Information are presented on a fully taxable-equivalent (FTE) basis. The table below is not presented on an FTE basis.

Sales and Trading Revenue

	2014
(Dollars in millions)	Trading Account Profits	Net Interest Income	Other (1)	Total
Interest rate risk	$952	$1,169	$363	$2,484
Foreign exchange risk	1,177	8	(128)	1,057
Equity risk	1,954	(70)	2,318	4,202
Credit risk	1,410	2,682	614	4,706
Other risk	504	(319)	106	291
Total sales and trading revenue	$5,997	$3,470	$3,273	$12,740

	2013
Interest rate risk	$1,120	$1,104	$(333)	$1,891
Foreign exchange risk	1,170	5	(103)	1,072
Equity risk	1,994	111	2,075	4,180
Credit risk	2,083	2,710	78	4,871
Other risk	367	(219)	69	217
Total sales and trading revenue	$6,734	$3,711	$1,786	$12,231

	2012
Interest rate risk	$(2,875)	$1,039	$(4)	$(1,840)
Foreign exchange risk	909	5	5	919
Equity risk	259	(57)	1,891	2,093
Credit risk	2,514	2,321	961	5,796
Other risk	4,899	(227)	(5,148)	(476)
Total sales and trading revenue	$5,706	$3,081	$(2,295)	$6,492

(1)
Represents amounts in investment and brokerage services and other income (loss) that are recorded in Global Markets and included in the definition of sales and trading revenue. Includes investment and brokerage services revenue of $2.2 billion, $2.0 billion and $1.8 billion for 2014, 2013 and 2012, respectively.

Disclosure of Credit Derivatives
Credit derivative instruments where the Corporation is the seller of credit protection and their expiration at December 31, 2014 and 2013 are summarized in the table below. These instruments are classified as investment and non-investment grade based on the credit quality of the underlying referenced obligation. The Corporation considers ratings of BBB- or higher as investment grade. Non-investment grade includes non-rated credit derivative instruments. The Corporation discloses internal categorizations of investment grade and non-investment grade consistent with how risk is managed for these instruments.

Credit Derivative Instruments

	December 31, 2014
	Carrying Value
(Dollars in millions)	Less than One Year	One to Three Years	Three to Five Years	Over Five Years	Total
Credit default swaps:
Investment grade	$100	$714	$1,455	$939	$3,208
Non-investment grade	916	2,107	1,338	4,301	8,662
Total	1,016	2,821	2,793	5,240	11,870
Total return swaps/other:
Investment grade	24	—	—	—	24
Non-investment grade	64	247	2	—	313
Total	88	247	2	—	337
Total credit derivatives	$1,104	$3,068	$2,795	$5,240	$12,207
Credit-related notes:
Investment grade	$2	$365	$568	$2,634	$3,569
Non-investment grade	5	141	85	1,443	1,674
Total credit-related notes	$7	$506	$653	$4,077	$5,243
	Maximum Payout/Notional
Credit default swaps:
Investment grade	$132,974	$342,914	$242,728	$28,982	$747,598
Non-investment grade	54,326	170,580	80,011	20,586	325,503
Total	187,300	513,494	322,739	49,568	1,073,101
Total return swaps/other:
Investment grade	22,645	—	—	—	22,645
Non-investment grade	23,839	10,792	3,268	487	38,386
Total	46,484	10,792	3,268	487	61,031
Total credit derivatives	$233,784	$524,286	$326,007	$50,055	$1,134,132

	December 31, 2013
	Carrying Value
Credit default swaps:
Investment grade	$2	$220	$974	$1,134	$2,330
Non-investment grade	424	1,924	2,469	6,667	11,484
Total	426	2,144	3,443	7,801	13,814
Total return swaps/other:
Investment grade	22	—	—	—	22
Non-investment grade	29	38	2	86	155
Total	51	38	2	86	177
Total credit derivatives	$477	$2,182	$3,445	$7,887	$13,991
Credit-related notes:
Investment grade	$—	$278	$595	$4,457	$5,330
Non-investment grade	145	107	756	946	1,954
Total credit-related notes	$145	$385	$1,351	$5,403	$7,284
	Maximum Payout/Notional
Credit default swaps:
Investment grade	$170,764	$379,273	$411,426	$36,039	$997,502
Non-investment grade	53,316	90,986	95,319	28,257	267,878
Total	224,080	470,259	506,745	64,296	1,265,380
Total return swaps/other:
Investment grade	21,771	—	—	—	21,771
Non-investment grade	27,784	8,150	4,103	1,599	41,636
Total	49,555	8,150	4,103	1,599	63,407
Total credit derivatives	$273,635	$478,409	$510,848	$65,895	$1,328,787

Additional Collateral required to be posted upon downgrade
The table below presents the amount of additional collateral that would have been contractually required by derivative contracts and other trading agreements at December 31, 2014 if the rating agencies had downgraded their long-term senior debt ratings for the Corporation or certain subsidiaries by one incremental notch and by an additional second incremental notch.

Additional Collateral Required to be Posted Upon Downgrade

	December 31, 2014
(Dollars in millions)	One incremental notch	Second incremental notch
Bank of America Corporation	$1,402	$2,825
Bank of America, N.A. and subsidiaries (1)	1,072	1,886

(1)	Included in Bank of America Corporation collateral requirements in this table.

Derivative Liability subject to unilateral termination upon downgrade
The table below presents the derivative liabilities that would be subject to unilateral termination by counterparties and the amounts of collateral that would have been contractually required at December 31, 2014 if the long-term senior debt ratings for the Corporation or certain subsidiaries had been lower by one incremental notch and by an additional second incremental notch.

Derivative Liabilities Subject to Unilateral Termination Upon Downgrade

	December 31, 2014
(Dollars in millions)	One incremental notch	Second incremental notch
Derivative liability	$1,785	$3,850
Collateral posted	1,520	2,986

Valuation Adjustments on Derivatives
The table below presents CVA, DVA and FVA gains (losses) on derivatives, which are recorded in trading account profits, on a gross and net of hedge basis for 2014, 2013 and 2012. CVA gains reduce the cumulative CVA thereby increasing the derivative assets balance. DVA gains increase the cumulative DVA thereby decreasing the derivative liabilities balance. CVA and DVA losses have the opposite impact. FVA gains related to derivative assets reduce the cumulative FVA thereby increasing the derivative assets balance. FVA gains related to derivative liabilities increase the cumulative FVA thereby decreasing the derivative liabilities balance.

Valuation Adjustments on Derivatives
Gains (Losses)
	2014		2013		2012
(Dollars in millions)	Gross	Net	Gross	Net	Gross	Net
Derivative assets (CVA) (1)	$(22)	$191	$738	$(96)	$1,022	$291
Derivative assets (FVA) (2)	(632)	(632)	n/a	n/a	n/a	n/a
Derivative liabilities (DVA) (3)	(28)	(150)	(39)	(75)	(2,212)	(2,477)
Derivative liabilities (FVA) (2)	135	135	n/a	n/a	n/a	n/a

(1)	At December 31, 2014, 2013 and 2012, the cumulative CVA reduced the derivative assets balance by $1.6 billion, $1.6 billion and $2.4 billion, respectively.

(2)	FVA was adopted in 2014 and the cumulative FVA reduced the net derivatives balance by $497 million.

(3)	At December 31, 2014, 2013 and 2012, the cumulative DVA reduced the derivative liabilities balance by $0.8 billion, $0.8 billion and $0.8 billion, respectively.

Derivative
Derivative [Line Items]
Offsetting Liabilities

Offsetting of Derivatives

	December 31, 2014		December 31, 2013
(Dollars in billions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter	$386.6	$373.2	$381.7	$365.9
Exchange-traded	0.1	0.1	0.4	0.3
Over-the-counter cleared	365.7	368.7	351.2	356.5
Foreign exchange contracts
Over-the-counter	133.0	139.9	82.9	83.9
Equity contracts
Over-the-counter	19.5	16.7	20.3	17.6
Exchange-traded	8.6	7.8	8.4	9.8
Commodity contracts
Over-the-counter	10.2	11.9	6.3	7.4
Exchange-traded	7.4	7.7	3.3	2.9
Over-the-counter cleared	0.1	0.6	—	—
Credit derivatives
Over-the-counter	30.8	30.2	44.0	38.9
Over-the-counter cleared	7.0	6.8	5.8	5.9
Total gross derivative assets/liabilities, before netting
Over-the-counter	580.1	571.9	535.2	513.7
Exchange-traded	16.1	15.6	12.1	13.0
Over-the-counter cleared	372.8	376.1	357.0	362.4
Less: Legally enforceable master netting agreements and cash collateral received/paid
Over-the-counter	(545.7)	(545.5)	(505.0)	(495.4)
Exchange-traded	(13.9)	(13.9)	(11.2)	(11.2)
Over-the-counter cleared	(372.5)	(375.5)	(356.6)	(362.4)
Derivative assets/liabilities, after netting	36.9	28.7	31.5	20.1
Other gross derivative assets/liabilities	15.8	18.2	16.0	17.3
Total derivative assets/liabilities	52.7	46.9	47.5	37.4
Less: Financial instruments collateral (1)	(13.3)	(8.9)	(10.1)	(4.6)
Total net derivative assets/liabilities	$39.4	$38.0	$37.4	$32.8

(1)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Offsetting Assets

Offsetting of Derivatives

	December 31, 2014		December 31, 2013
(Dollars in billions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter	$386.6	$373.2	$381.7	$365.9
Exchange-traded	0.1	0.1	0.4	0.3
Over-the-counter cleared	365.7	368.7	351.2	356.5
Foreign exchange contracts
Over-the-counter	133.0	139.9	82.9	83.9
Equity contracts
Over-the-counter	19.5	16.7	20.3	17.6
Exchange-traded	8.6	7.8	8.4	9.8
Commodity contracts
Over-the-counter	10.2	11.9	6.3	7.4
Exchange-traded	7.4	7.7	3.3	2.9
Over-the-counter cleared	0.1	0.6	—	—
Credit derivatives
Over-the-counter	30.8	30.2	44.0	38.9
Over-the-counter cleared	7.0	6.8	5.8	5.9
Total gross derivative assets/liabilities, before netting
Over-the-counter	580.1	571.9	535.2	513.7
Exchange-traded	16.1	15.6	12.1	13.0
Over-the-counter cleared	372.8	376.1	357.0	362.4
Less: Legally enforceable master netting agreements and cash collateral received/paid
Over-the-counter	(545.7)	(545.5)	(505.0)	(495.4)
Exchange-traded	(13.9)	(13.9)	(11.2)	(11.2)
Over-the-counter cleared	(372.5)	(375.5)	(356.6)	(362.4)
Derivative assets/liabilities, after netting	36.9	28.7	31.5	20.1
Other gross derivative assets/liabilities	15.8	18.2	16.0	17.3
Total derivative assets/liabilities	52.7	46.9	47.5	37.4
Less: Financial instruments collateral (1)	(13.3)	(8.9)	(10.1)	(4.6)
Total net derivative assets/liabilities	$39.4	$38.0	$37.4	$32.8

(1)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.